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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2006

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                               Lawrence T. Perera
                    Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street       Boston        MA       02109
   Business Address          (Street)           (City)      (State)    (Zip)

                                 (617) 227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.
       It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2006.

                                     Lawrence T. Perera
                                    --------------------------------------------
                                     (Name of Institutional Investment Manager)

                                    /s/ Lawrence T. Perera
                                    --------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.:  Name:                           13F File No.:
-----                        -------------  -----                           -------------
1. Brian C. Broderick (12)*  28-11136       6. Michael J. Puzo (25)*        28-06165
2. John M. Cornish           28-5362        7. Kurt F. Somerville (32)*     28-10379
3. Fiduciary Trust Company   28-471         8. Welch & Forbes, Inc.         28-262
4. Marion Fremont-Smith      28-2724        9. __________________________   ________
5. Roy A. Hammer             28-5798        10.__________________________   ________

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1
AS OF: JUNE 30, 2006                                        FORM 13F                          SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1                    ITEM 2      ITEM 3         ITEM 4       ITEM 5       ITEM 6        ITEM 7             ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT                    VOTING AUTHORITY
                                                                       SHARES OR   DISCREPTION                 ---------------------
                               TITLE        CUSIP        FAIR MARKET   PRINCIPAL  -------------                 (A)     (B)     (C)
NAME OF ISSUER                OF CLASS      NUMBER          VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COMMON STOCK  002824100        1088724       24965             xx                        24165
                                                                                             xx      32                  800

AMAZON NOTE CONV. SUB. DEB.   CONV.         023135AF3        1374848     1434000             xx                      1184000
                              CORPORATE                                                      xx      12                75000
                              BONDS                                                          xx      25                50000
                                                                                             xx      32               125000

AMERICAN INTERNATIONAL        COMMON STOCK  026874107         661419       11201             xx                         6982
GROUP INC                                                                                    xx      32                 4219

AMGEN INC                     COMMON STOCK  031162100        1646666       25244             xx                        14294
                                                                                             xx      12                  500
                                                                                             xx      25                 3500
                                                                                             xx      32                 6950

ANALOG DEVICES, INC.          COMMON STOCK  032654105        1014821       31575             xx                        23375
                                                                                             xx      12                  800
                                                                                             xx      25                 3400
                                                                                             xx      32                 4000

APTARGROUP INC.               COMMON STOCK  038336103        1021123       20583             xx                        15383
                                                                                             xx      12                  700
                                                                                             xx      25                 1500
                                                                                             xx      32                 3000

AUTOMATIC DATA PROCESSING     COMMON STOCK  053015103        1112345       24528             xx                        19328
                                                                                             xx      12                  400
                                                                                             xx      25                 4800

AVERY DENNISON CORP           COMMON STOCK  053611109         467383        8050             xx                         6550
                                                                                             xx      25                 1500

                                                                                                                             PAGE: 2
AS OF: JUNE 30, 2006                                        FORM 13F                          SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1                    ITEM 2      ITEM 3         ITEM 4       ITEM 5       ITEM 6        ITEM 7             ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT                    VOTING AUTHORITY
                                                                       SHARES OR   DISCREPTION                 ---------------------
                               TITLE        CUSIP        FAIR MARKET   PRINCIPAL  -------------                 (A)     (B)     (C)
NAME OF ISSUER                OF CLASS      NUMBER          VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BP PLC ADR                    COMMON STOCK  055622104        3531525       50733             xx                        37083
                                                                                             xx      12                 1250
                                                                                             xx      25                 6000
                                                                                             xx      32                 6400

BEA SYSTEMS INC               CORPORATE     073325AD4        1546405     1564000             xx                      1229000
                              BONDS                                                          xx      12                65000
                                                                                             xx      25                50000
                                                                                             xx      32               220000

BERKSHIRE HATHAWAY INC        CLASS B       084670207         599471         197             xx                          172
                                                                                             xx      25                   25

BIOMET INC.                   COMMON STOCK  090613100         544446       17400             xx                        13350
                                                                                             xx      12                  600
                                                                                             xx      32                 3450

BRISTOL MYERS SQUIBB CO       COMMON STOCK  110122108         530363       20509             xx                        15509
                                                                                             xx      25                 5000

CANADIAN NATIONAL RAILWAY CO  COMMON STOCK  136375102        1548925       35404             xx                        27604
                                                                                             xx      12                  800
                                                                                             xx      25                 3000
                                                                                             xx      32                 4000

CATERPILLAR INC.              COMMON STOCK  149123101        1251264       16800             xx                        16800

CHEVRON CORP                  COMMON STOCK  166764100         804484       12963             xx                        12113
                                                                                             xx      12                  850

CHUBB CORPORATION             COMMON STOCK  171232101         568860       11400             xx                        10800
                                                                                             xx      32                  600

CIMAREX ENERGY CO             COMMON STOCK  171798101         205454        4778             xx                         3928
                                                                                             xx      32                  850

                                                                                                                             PAGE: 3
AS OF: JUNE 30, 2006                                        FORM 13F                          SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1                    ITEM 2      ITEM 3         ITEM 4       ITEM 5       ITEM 6        ITEM 7             ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT                    VOTING AUTHORITY
                                                                       SHARES OR   DISCREPTION                 ---------------------
                               TITLE        CUSIP        FAIR MARKET   PRINCIPAL  -------------                 (A)     (B)     (C)
NAME OF ISSUER                OF CLASS      NUMBER          VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                 COMMON STOCK  17275R102         524283       26845             xx                        11645
                                                                                             xx      25                 1800
                                                                                             xx      32                13400

CITIGROUP INC                 COMMON STOCK  172967101         317968        6590             xx                         5870
                                                                                             xx      32                  720

COCA COLA CO                  COMMON STOCK  191216100         326264        7584             xx                         7584

COLGATE PALMOLIVE CO.         COMMON STOCK  194162103         227620        3800             xx                         3800

E I DU PONT DE NEMOURS & CO   COMMON STOCK  263534109        1046032       25145             xx                        24745
                                                                                             xx      32                  400

EMC CORP                      COMMON STOCK  268648102         543114       49509             xx                        34109
                                                                                             xx      12                 1000
                                                                                             xx      25                 9000
                                                                                             xx      32                 5400

EMERSON ELECTRIC CO           COMMON STOCK  291011104        2169506       25886             xx                        18325
                                                                                             xx      12                 1000
                                                                                             xx      25                 4000
                                                                                             xx      32                 2561

ENCANA CORP.                  COMMON STOCK  292505104        2995216       56900             xx                        44050
                                                                                             xx      12                 1650
                                                                                             xx      25                 3200
                                                                                             xx      32                 8000

EXXON MOBIL CORP              COMMON STOCK  30231G102        5497819       89614             xx                        77413
                                                                                             xx      12                 1220
                                                                                             xx      25                 7400
                                                                                             xx      32                 3581

                                                                                                                             PAGE: 4
AS OF: JUNE 30, 2006                                        FORM 13F                          SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1                    ITEM 2      ITEM 3         ITEM 4       ITEM 5       ITEM 6        ITEM 7             ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT                    VOTING AUTHORITY
                                                                       SHARES OR   DISCREPTION                 ---------------------
                               TITLE        CUSIP        FAIR MARKET   PRINCIPAL  -------------                 (A)     (B)     (C)
NAME OF ISSUER                OF CLASS      NUMBER          VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
FUEL CELL ENERGY INC          COMMON STOCK  35952H106         193880       20238             xx                        14738
                                                                                             xx      12                  800
                                                                                             xx      32                 4700

GENERAL ELECTRIC CO           COMMON STOCK  369604103        3825238      116057             xx                        96357
                                                                                             xx      12                  900
                                                                                             xx      25                11000
                                                                                             xx      32                 7800

GENERAL MILLS INC.            COMMON STOCK  370334104         247193        4785             xx                         4785

GILEAD SCIENCES               COMMON STOCK  375558103         422994        7150             xx                         3550
                                                                                             xx      32                 3600

HELMERICH & PAYNE INC.        COMMON STOCK  423452101         554392        9200             xx                         7100
                                                                                             xx      32                 2100

HEWLETT  PACKARD CO           COMMON STOCK  428236103         395050       12470             xx                         7270
                                                                                             xx      25                 5200

INTEL CORPORATION             COMMON STOCK  458140100        1971174      103746             xx                        73846
                                                                                             xx      12                 2200
                                                                                             xx      25                12000
                                                                                             xx      32                15700

INTL BUSINESS MACHINES        COMMON STOCK  459200101        1037531       13506             xx                        10331
                                                                                             xx      32                 3175

JOHNSON & JOHNSON             COMMON STOCK  478160104        3316033       55341             xx                        42775
                                                                                             xx      12                 1400
                                                                                             xx      25                 7100
                                                                                             xx      32                 4066

ELI LILLY & CO                COMMON STOCK  532457108         579893       10492             xx                         7292
                                                                                             xx      32                 3200

                                                                                                                             PAGE: 5
AS OF: JUNE 30, 2006                                        FORM 13F                          SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1                    ITEM 2      ITEM 3         ITEM 4       ITEM 5       ITEM 6        ITEM 7             ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT                    VOTING AUTHORITY
                                                                       SHARES OR   DISCREPTION                 ---------------------
                               TITLE        CUSIP        FAIR MARKET   PRINCIPAL  -------------                 (A)     (B)     (C)
NAME OF ISSUER                OF CLASS      NUMBER          VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
LINCOLN NATL CORP IND         COMMON STOCK  534187109        1606338       28461             xx                        27474
                                                                                             xx      12                  987

MERCK & CO INC                COMMON STOCK  589331107        1790498       49149             xx                        36299
                                                                                             xx      12                  450
                                                                                             xx      25                 8000
                                                                                             xx      32                 4400

MICROSOFT CORP                COMMON STOCK  594918104         917251       39367             xx                        35167
                                                                                             xx      32                 4200

NEW YORK TIMES CO.            CL A          650111107        2516381      102542             xx                       102542

NOKIA CORP ADR A              COMMON STOCK  654902204         358096       17675             xx                        10875
                                                                                             xx      12                 1000
                                                                                             xx      25                 5000
                                                                                             xx      32                  800

NOVARTIS AG ADR               COMMON STOCK  66987V109         353176        6550             xx                         3950
                                                                                             xx      12                  800
                                                                                             xx      32                 1800

PEPSICO INC.                  COMMON STOCK  713448108        1304429       21726             xx                        13900
                                                                                             xx      12                  100
                                                                                             xx      25                 5526
                                                                                             xx      32                 2200

PFIZER INC                    COMMON STOCK  717081103         624701       26617             xx                        21917
                                                                                             xx      12                  400
                                                                                             xx      32                 4300

PROCTER & GAMBLE CO           COMMON STOCK  742718109        2445288       43980             xx                        43380
                                                                                             xx      12                  600

ROYAL DUTCH SHELL PLC         SPONSORED ADR 780259206         365041        5450             xx                         5450
                              REPSTG A SHS

                                                                                                                             PAGE: 6
AS OF: JUNE 30, 2006                                        FORM 13F                          SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1                    ITEM 2      ITEM 3         ITEM 4       ITEM 5       ITEM 6        ITEM 7             ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT                    VOTING AUTHORITY
                                                                       SHARES OR   DISCREPTION                 ---------------------
                               TITLE        CUSIP        FAIR MARKET   PRINCIPAL  -------------                 (A)     (B)     (C)
NAME OF ISSUER                OF CLASS      NUMBER          VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SAN JUAN BASIN ROYALTY TRUST  COMMON STOCK  798241105         268755        6900             xx                         6500
                                                                                             xx      12                  400

SCHLUMBERGER LTD              COMMON STOCK  806857108         296251        4550             xx                          950
                                                                                             xx      32                 3600

J M SMUCKER CO NEW            COMMON STOCK  832696405         427332        9560             xx                         8060
                                                                                             xx      32                 1500

SNAP ON INC                   COMMON STOCK  833034101         400158        9900             xx                         8300
                                                                                             xx      32                 1600

STATE STREET CORP             COMMON STOCK  857477103        1020177       17562             xx                        16662
                                                                                             xx      32                  900

SYSCO CORP                    COMMON STOCK  871829107         589808       19300             xx                        19300

3 M COMPANY                   COMMON STOCK  88579Y101        2188705       27098             xx                        22648
                                                                                             xx      12                  950
                                                                                             xx      25                 1500
                                                                                             xx      32                 2000

UNION PACIFIC CORP            COMMON STOCK  907818108         330008        3550             xx                         1550
                                                                                             xx      25                 2000

UNITED NATURAL FOODS INC      COMMON STOCK  911163103         643890       19500             xx                        14800
                                                                                             xx      12                  500
                                                                                             xx      32                 4200

UNITED TECHNOLOGIES           COMMON STOCK  913017109         831056       13104             xx                        13104

WELLS FARGO & CO (NEW)        COMMON STOCK  949746101         503167        7501             xx                         4701
                                                                                             xx      32                 2800

WYETH                         COMMON STOCK  983024100         382681        8617             xx                         8617

                                                                                                                             PAGE: 7
AS OF: JUNE 30, 2006                                        FORM 13F                          SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1                    ITEM 2      ITEM 3         ITEM 4       ITEM 5       ITEM 6        ITEM 7             ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT                    VOTING AUTHORITY
                                                                       SHARES OR   DISCREPTION                 ---------------------
                               TITLE        CUSIP        FAIR MARKET   PRINCIPAL  -------------                 (A)     (B)     (C)
NAME OF ISSUER                OF CLASS      NUMBER          VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ZIONS BANCORP                 COMMON STOCK  989701107         370215        4750             xx                         4750

TOTAL:                                                    66,243,128